Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Mr. Ira Ritter [Member] | Andela Group Inc [Member] | General and Administrative Expense [Member]
Related party transaction expense	$ 48,000	$ 146,000	$ 176,000	$ 197,000